UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22870

Investment Company Act file number

Stone Ridge Trust II

(Exact name of registrant as specified in charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

April 30, 2023

Unaudited

Stone Ridge Reinsurance Risk Premium Interval Fund

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2023 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2023	$79,853,496	8.4%

2024	72,601,288	7.6%

2025	25,206,274	2.6%

2026	19,875,807	2.1%

2027	2,456,357	0.3%

2028	1,986,995	0.2%

2029	3,093,858	0.3%

2030	11,191,068	1.2%

2031	1,171,608	0.1%

Not Applicable(1)	638,024,155	66.8%

Other(2)	100,053,317	10.5%

Net Assets	$955,514,223

(1)	Preference shares and private fund units do not have maturity dates.
(2)	Cash, cash equivalents, short-term investments and other assets less liabilities.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT		VALUE
EVENT LINKED BONDS - 21.7%
Chile - 0.2%
Earthquake - 0.2%
IBRD CAR 131 (SOFR + 4.750%), 03/31/2026 (b)(c)(d)(e) (Cost: $2,015,000; Original Acquisition Date: 03/17/2023)		$2,015,000	$2,038,676

Europe - 0.0% (a)
Earthquake - 0.0% (a)
Azzurro Re II Class A (3 Month Euribor + 4.760%), 01/17/2024 (b)(c)(d)(e) (Cost: $360,807; Original Acquisition Date: 07/06/2020)	EUR	319,000	349,311

Global - 2.9%
Multiperil - 2.9%
Atlas Capital 2020 DAC 2020-1 (T-Bill 3 Month + 8.300%), 06/10/2024 (b)(c)(d)(e) (Cost: $8,135,000; Original Acquisition Date: 04/23/2020)		$8,135,000	7,882,002
Atlas Capital UK 2019 PLC 2019-1 (3 Month Libor USD + 11.600%), 06/07/2023 (b)(c)(d)(e) (Cost: $4,564,000; Original Acquisition Date: 05/24/2019)		4,564,000	4,537,072
Hypatia Ltd. 2020-1 Class A (T-Bill 3 Month + 7.325%), 06/07/2023 (b)(c)(d)(e) (Cost: $2,737,000; Original Acquisition Date: 07/10/2020)		2,737,000	2,734,947
Hypatia Ltd. 2020-1 Class B (T-Bill 3 Month + 10.275%), 06/07/2023 (b)(c)(d)(e) (Cost: $4,211,000; Original Acquisition Date: 07/10/2020)		4,211,000	4,104,672
Matterhorn Re Ltd 2020-2 Class A (T-Bill 3 Month + 5.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $3,049,000; Original Acquisition Date: 01/29/2020)		3,049,000	2,943,505
Matterhorn Re Ltd SR2021-1 Class A (SOFR + 5.750%), 12/08/2025 (b)(c)(d)(e) (Cost: $253,817; Original Acquisition Date: 09/15/2022)		261,000	231,350
Matterhorn Re Ltd SR2022-1 Class A (SOFR + 5.250%), 03/24/2025 (b)(c)(d)(e) (Cost: $969,921; Original Acquisition Date: 07/13/2022)		1,000,000	915,400
Montoya Re 2022-1 Class A (T-Bill 3 Month + 6.750%), 04/07/2029 (b)(c)(d)(e) (Cost: $325,511; Original Acquisition Date: 09/16/2022)		326,000	316,758

	PRINCIPAL AMOUNT	VALUE
Multiperil - 2.9% (continued)
Northshore Re II 2019-1 Class A (T-Bill 3 Month + 8.125%), 07/07/2023 (b)(c)(d)(e) (Cost: $3,905,000; Original Acquisition Date: 06/21/2019)	$3,905,000	$3,871,417
Resilience Re Series 1711A 0.000% 05/01/2024 (b)(e)(f)(g)(h)(i) (Cost: $238,865; Original Acquisition Date: 02/06/2017)	25,000,000	—

		27,537,123

Japan - 0.2%
Earthquake - 0.2%
Nakama Re 2020-1 Class 1 (T-Bill 3 Month + 2.200%), 01/07/2025 (b)(c)(d)(e) (Cost: $871,000; Original Acquisition Date: 02/04/2020)	871,000	862,725
Nakama Re 2023-1 Class 2 (SOFR + 4.000%), 05/09/2028 (b)(c)(d)(e) (Cost: $802,000; Original Acquisition Date: 04/14/2023)	802,000	801,920

		1,664,645

Mexico - 0.8%
Earthquake - 0.4%
IBRD CAR 125 Class A (3 Month Libor USD + 3.500%), 03/13/2024 (b)(c)(d)(e) (Cost: $3,619,000; Original Acquisition Date: 02/28/2020)	3,619,000	3,599,458
IBRD CAR 126 Class B (3 Month Libor USD + 9.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $639,000; Original Acquisition Date: 02/28/2020)	639,000	626,923

		4,226,381

Windstorm - 0.4%
IBRD CAR 127 Class C (3 Month Libor USD + 10.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $3,479,122; Original Acquisition Date: 02/28/2020)	3,479,000	3,384,371

		7,610,752

United States - 17.6%
Earthquake - 3.7%
Acorn Re 2021-1 Class A (T-Bill 3 Month + 2.500%), 11/07/2024 (b)(c)(d)(e) (Cost: $680,999; Original Acquisition Date: 10/04/2022)	715,000	683,111
Herbie Re 2022-1 Class A (T-Bill 3 Month + 12.500%), 01/08/2031 (b)(c)(d)(e) (Cost: $392,000; Original Acquisition Date: 11/18/2022)	392,000	401,310

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	VALUE
Earthquake - 3.7% (continued)
Phoenician Re 2020-1 Class A (T-Bill 3 Month + 3.016%), 12/14/2023 (b)(c)(d)(e) (Cost: $995,562; Original Acquisition Date: 07/06/2022)	$1,000,000	$987,250
Phoenician Re 2020-2 Class A (T-Bill 3 Month + 2.924%), 12/14/2023 (b)(c)(d)(e) (Cost: $1,999,672; Original Acquisition Date: 07/28/2022)	2,009,000	1,982,682
Sierra 2021-1 Class A (T-Bill 3 Month + 2.700%), 01/31/2024 (b)(c)(d)(e) (Cost: $191,316; Original Acquisition Date: 10/13/2022)	196,000	191,453
Sutter Re 2020-1 Class A (T-Bill 3 Month + 5.000%), 05/23/2023 (b)(c)(d)(e) (Cost: $2,997,973; Original Acquisition Date: 07/01/2022)	3,000,000	2,999,850
Sutter Re 2020-1 Class F (T-Bill 3 Month + 8.500%), 05/23/2023 (b)(c)(d)(e) (Cost: $577,189; Original Acquisition Date: 10/04/2022)	580,000	579,507
Ursa Re 2023-1 Class AA (T-Bill 3 Month + 5.500%), 12/06/2025 (b)(c)(d)(e) (Cost: $633,000; Original Acquisition Date: 04/12/2023)	633,000	632,683
Ursa Re 2023-1 Class C (T-Bill 3 Month + 8.250%), 12/06/2025 (b)(c)(d)(e) (Cost: $341,000; Original Acquisition Date: 04/12/2023)	341,000	340,830
Ursa Re II 2020-1 Class AA (T-Bill 3 Month + 3.940%), 12/07/2023 (b)(c)(d)(e) (Cost: $5,358,190; Original Acquisition Date: 10/08/2020)	5,383,000	5,345,857
Ursa Re II 2020-1 Class D (T-Bill 3 Month + 6.310%), 12/07/2023 (b)(c)(d)(e) (Cost: $9,887,487; Original Acquisition Date: 10/08/2020)	9,900,000	9,846,540
Ursa Re II 2021-1 Class F (T-Bill 3 Month + 6.190%), 12/06/2024 (b)(c)(d)(e) (Cost: $9,496,831; Original Acquisition Date: 07/27/2022)	9,800,000	9,065,000
Ursa Re II 2022-2 Class AA (T-Bill 3 Month + 7.000%), 12/06/2025 (b)(c)(d)(e) (Cost: $331,000; Original Acquisition Date: 12/08/2022)	331,000	338,828
Ursa Re II 2022-2 Class C (T-Bill 3 Month + 10.250%), 12/06/2025 (b)(c)(d)(e) (Cost: $241,000; Original Acquisition Date: 12/08/2022)	241,000	249,146

	PRINCIPAL AMOUNT	VALUE
Earthquake - 3.7% (continued)
Veraison Re 2023-1 Class A (T-Bill 3 Month + 6.500%), 03/10/2031 (b)(c)(d)(e) (Cost: $760,000; Original Acquisition Date: 12/14/2022)	$760,000	$770,298
Veraison Re 2023-1 Class B (T-Bill 3 Month + 12.000%), 03/09/2026 (b)(c)(d)(e) (Cost: $729,000; Original Acquisition Date: 12/14/2022)	729,000	745,257

		35,159,602

Fire - 0.1%
SD Re 2020-1 Class A (T-Bill 3 Month + 9.750%), 07/14/2023 (b)(c)(d)(e) (Cost: $1,062,000; Original Acquisition Date: 07/02/2020)	1,062,000	1,061,098

Flood - 0.3%
FloodSmart Re 2022-1 Class A (T-Bill 3 Month + 11.250%), 02/26/2029 (b)(c)(e) (Cost: $2,894,338; Original Acquisition Date: 07/12/2022)	3,000,000	2,777,100

Mortality/Longevity/Disease - 0.3%
Vita Capital VI 2021-1 Class B (SOFR + 3.124%), 01/08/2026 (b)(c)(d)(e) (Cost: $434,185; Original Acquisition Date: 07/02/2021)	449,000	432,544
Vitality Re XII 2021 Class A (T-Bill 3 Month + 2.250%), 01/07/2025 (b)(c)(d)(e) (Cost: $1,401,565; Original Acquisition Date: 10/28/2022)	1,490,000	1,457,369
Vitality Re XIII 2022 Class A (T-Bill 3 Month + 2.000%), 01/06/2026 (b)(c)(d)(e) (Cost: $582,475; Original Acquisition Date: 01/04/2023)	611,000	588,576
Vitality Re XIV 2023 Class B (T-Bill 3 Month + 4.500%), 01/05/2027 (b)(c)(d)(e) (Cost: $334,000; Original Acquisition Date: 01/25/2023)	334,000	333,900

		2,812,389

Multiperil - 8.0%
Baldwin Re 2021-1 Class A (T-Bill 3 Month + 2.250%), 07/07/2025 (b)(c)(d)(e) (Cost: $3,139,470; Original Acquisition Date: 07/25/2022)	3,200,000	3,042,400
Bonanza Re 2020-1 Class A (T-Bill 3 Month + 4.870%), 02/20/2024 (b)(c)(d)(e) (Cost: $2,025,000; Original Acquisition Date: 02/13/2020)	2,025,000	1,742,917

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 8.0% (continued)
Bonanza Re 2023-1 Class B (T-Bill 3 Month + 0.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $314,869; Original Acquisition Date: 01/06/2023)	$366,000	$304,402
Caelus Re 2018-1 Class A (T-Bill 3 Month + 0.500%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $2,681,000; Original Acquisition Date: 05/04/2018)	2,681,000	1,970,535
Caelus Re 2018-1 Class B (T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $1,743,791; Original Acquisition Date: 05/04/2018)	1,745,000	21,900
Caelus Re 2018-1 Class C (T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $3,218,000; Original Acquisition Date: 5/4/2018)	3,218,000	16,251
Caelus Re 2020-1 Class A-1 (T-Bill 3 Month + 5.380%), 06/07/2023 (b)(c)(d)(e) (Cost: $1,133,604; Original Acquisition Date: 04/20/2020)	1,135,000	1,125,352
Caelus Re V 2017-1 Class B (T-Bill 3 Month + 0.100%), 06/05/2024 (b)(c)(d)(e)(f) (Cost: $495,300; Original Acquisition Date: 04/27/2017)	495,300	408,623
Caelus Re V 2017-1 Class C (T-Bill 3 Month + 0.100%), 06/05/2024 (b)(c)(d)(e)(f) (Cost: $3,170,000; Original Acquisition Date: 04/27/2017)	3,170,000	151,209
Easton Re 2020-1 Class A (T-Bill 3 Month + 4.530%), 01/08/2024 (b)(c)(d)(e) (Cost: $1,397,000; Original Acquisition Date: 12/15/2020)	1,397,000	1,356,697
Espada Reinsurance 2016-1 Class 20 (T-Bill 3 Month + 0.500%), 06/06/2023 (b)(c)(d)(e)(f) (Cost: $19,427; Original Acquisition Date: 02/12/2016)	19,427	—
Four Lakes Re 2021-1 Class A (T-Bill 3 Month + 4.270%), 07/01/2025 (b)(c)(d)(e) (Cost: $1,731,247; Original Acquisition Date: 07/13/2022)	1,750,000	1,624,087
Four Lakes Re 2022-1 Class A (T-Bill 3 Month + 6.500%), 01/07/2030 (b)(c)(d)(e) (Cost: $187,000; Original Acquisition Date: 12/22/2022)	187,000	186,738
Herbie Re 2020-1 Class A (T-Bill 3 Month + 9.130%), 07/08/2024 (b)(c)(d)(e) (Cost: $5,101,000; Original Acquisition Date: 06/09/2020)	5,101,000	4,718,680

	PRINCIPAL AMOUNT	VALUE
Multiperil - 8.0% (continued)
Hypatia Ltd. 2023-1 Class A (T-Bill 3 Month + 9.500%), 04/08/2026 (b)(c)(d)(e) (Cost: $377,000; Original Acquisition Date: 03/27/2023)	$377,000	$376,793
Kilimanjaro III Re 2019-1 Class A-1 (T-Bill 3 Month + 16.660%), 12/19/2023 (b)(c)(d)(e)(f) (Cost: $14,591,723; Original Acquisition Date: 04/28/2020)	14,750,000	8,112,500
Kilimanjaro III Re 2019-1 Class A-2 (T-Bill 3 Month + 16.660%), 12/19/2024 (b)(c)(d)(e)(f) (Cost: $10,656,557; Original Acquisition Date: 04/29/2020)	10,883,000	5,985,650
Kilimanjaro Re 2018-2 Class A-2 (3 Month Libor USD + 13.610%), 05/05/2023 (b)(c)(d)(e) (Cost: $2,659,329; Original Acquisition Date: 06/04/2020)	2,660,000	2,459,170
Kilimanjaro Re 2018-2 Class B-2 (3 Month Libor USD + 4.940%), 05/05/2023 (b)(c)(d)(e) (Cost: $4,945,000; Original Acquisition Date: 4/18/2018)	4,945,000	4,942,527
Locke Tavern Re 2023-1 Class A (T-Bill 3 Month + 4.750%), 04/09/2030 (b)(c)(d)(e) (Cost: $687,000; Original Acquisition Date: 03/23/2023)	687,000	687,447
Merna Re II 2023-1 Class A (T-Bill 3 Month + 7.750%), 07/07/2026 (b)(c)(d)(e) (Cost: $1,066,000; Original Acquisition Date: 04/05/2023)	1,066,000	1,064,561
Merna Re II 2023-2 Class A (T-Bill 3 Month + 10.250%), 07/07/2026 (b)(c)(d)(e) (Cost: $1,279,000; Original Acquisition Date: 04/05/2023)	1,279,000	1,286,674
MetroCat Re 2020-1 Class A (T-Bill 3 Month + 5.500%), 05/09/2023 (b)(c)(e) (Cost: $2,858,973; Original Acquisition Date: 05/06/2020)	2,859,000	2,851,853
Montoya Re 2022-2 Class A (T-Bill 3 Month + 14.000%), 04/07/2030 (b)(c)(d)(e) (Cost: $181,000; Original Acquisition Date: 12/08/2022)	181,000	182,855
Mystic Re IV 2021-1 Class A (T-Bill 3 Month + 9.750%), 01/08/2024 (b)(c)(d)(e) (Cost: $1,862,000; Original Acquisition Date: 12/15/2020)	1,862,000	1,788,079
Mystic Re IV 2021-2 Class A (T-Bill 3 Month + 6.130%), 01/08/2025 (b)(c)(d)(e) (Cost: $3,406,560; Original Acquisition Date: 07/06/2022)	3,500,000	3,180,800

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 8.0% (continued)
Mystic Re IV 2023-1 Class A (T-Bill 3 Month + 9.250%), 01/08/2026 (b)(c)(d)(e) (Cost: $819,000; Original Acquisition Date: 12/16/2022)	$819,000	$821,703
Residential Re 2016-I Class 10 (T-Bill 3 Month + 0.500%), 06/06/2023 (b)(c)(d)(e)(f) (Cost: $366,473; Original Acquisition Date: 04/28/2016)	366,473	18
Residential Re 2019-I Class 12 (T-Bill 3 Month + 8.150%), 06/06/2023 (b)(c)(d)(e) (Cost: $505,000; Original Acquisition Date: 05/08/2019)	505,000	429,250
Residential Re 2019-I Class 13 (T-Bill 3 Month + 4.650%), 06/06/2023 (b)(c)(d)(e) (Cost: $1,087,735; Original Acquisition Date: 05/08/2019)	1,088,000	1,084,138
Residential Re 2019-II Class 2 (T-Bill 3 Month + 12.390%), 12/06/2023 (b)(c)(d)(e) (Cost: $1,294,000; Original Acquisition Date: 11/05/2019)	1,294,000	1,253,821
Residential Re 2020-I Class 13 (T-Bill 3 Month + 5.500%), 06/06/2024 (b)(c)(d)(e) (Cost: $1,759,000; Original Acquisition Date: 05/27/2020)	1,759,000	1,678,790
Residential Re 2020-II Class 3 (T-Bill 3 Month + 7.980%), 12/06/2024 (b)(c)(d)(e) (Cost: $1,472,518; Original Acquisition Date: 10/30/2020)	1,486,000	1,393,942
Residential Re 2020-II Class 4 (T-Bill 3 Month + 6.180%), 12/06/2024 (b)(c)(e) (Cost: $1,269,000; Original Acquisition Date: 10/30/2020)	1,269,000	1,196,794
Residential Re 2021-II Class 3 (T-Bill 3 Month + 5.180%), 12/06/2025 (b)(c)(d)(e) (Cost: $971,523; Original Acquisition Date: 07/12/2022)	1,000,000	887,700
Residential Re 2022-I Class 14 (T-Bill 3 Month + 4.000%), 06/06/2026 (b)(c)(d)(e) (Cost: $1,989,000; Original Acquisition Date: 07/12/2022)	2,000,000	1,817,500
Residential Re 2023-I Class 13 (T-Bill 3 Month + 10.500%) 06/06/2030 (b)(c)(d)(e) (Cost: $1,887,000; Original Acquisition Date: 04/28/2023)	1,887,000	1,887,000
Residential Re 2023-I Class 14 (T-Bill 3 Month + 6.500%) 06/06/2030 (b)(c)(d)(e) (Cost: $1,887,000; Original Acquisition Date: 04/28/2023)	1,887,000	1,887,000

	PRINCIPAL AMOUNT	VALUE
Multiperil - 8.0% (continued)
Sakura Re 2022-1 Class A (T-Bill 3 Month + 13.500%), 01/06/2030 (b)(c)(d)(e) (Cost: $841,000; Original Acquisition Date: 12/22/2022)	$841,000	$836,711
Sanders Re II 2020-1 Class A (T-Bill 3 Month USD + 4.250%), 04/07/2024 (b)(c)(d)(e) (Cost: $2,689,000; Original Acquisition Date: 03/18/2020)	2,689,000	2,657,404
Sanders Re II 2021-1 Class A (T-Bill 3 Month + 3.250%), 04/07/2025 (b)(c)(d)(e) (Cost: $980,652; Original Acquisition Date: 07/15/2022)	1,000,000	949,050
Sanders Re II 2021-2 Class A (T-Bill 3 Month + 3.090%), 04/07/2025 (b)(c)(d)(e) (Cost: $4,227,060; Original Acquisition Date: 07/15/2022)	4,315,000	4,126,435
Sanders Re III 2022-3 Class A (T-Bill 3 Month + 6.250%), 04/08/2030 (b)(c)(d)(e) (Cost: $789,000; Original Acquisition Date: 12/01/2022)	789,000	804,504
Sanders Re III 2023-1 Class A (T-Bill 3 Month + 5.750%), 04/08/2030 (b)(c)(d)(e) (Cost: $423,000; Original Acquisition Date: 03/24/2023)	423,000	424,692
Sanders Re III 2023-1 Class B (T-Bill 3 Month + 15.500%), 04/08/2030 (b)(c)(d)(e) (Cost: $528,000; Original Acquisition Date: 03/24/2023)	528,000	526,838
Titania Re 2021-1 Class A (T-Bill 3 Month + 5.030%), 06/21/2024 (b)(c)(d)(e) (Cost: $1,958,641; Original Acquisition Date: 07/06/2022)	2,000,000	1,877,400

		76,129,390

Windstorm - 5.2%
Alamo Re 2020-1 Class A (T-Bill 3 Month + 5.520%), 06/08/2023 (b)(c)(d)(e) (Cost: $13,316,535; Original Acquisition Date: 05/29/2020)	13,320,000	13,342,644
Alamo Re 2021-1 Class A (T-Bill 3 Month + 4.090%), 06/07/2024 (b)(c)(d)(e) (Cost: $3,076,432; Original Acquisition Date: 07/27/2022)	3,214,000	3,112,759
Alamo Re 2022-1 Class A (T-Bill 3 Month + 7.250%), 06/09/2025 (b)(c)(d)(e) (Cost: $987,349; Original Acquisition Date: 07/27/2022)	1,000,000	972,900

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	VALUE
Windstorm - 5.2% (continued)
Alamo Re 2023-1 Class A (T-Bill 3 Month + 8.500%), 06/07/2026 (b)(c)(d)(e) (Cost: $2,579,000; Original Acquisition Date: 04/12/2023)	$2,579,000	$2,577,710
Blue Halo Re 2020-1 Class A (T-Bill 3 Month + 13.250%), 06/28/2023 (b)(c)(d)(e) (Cost: $3,616,000; Original Acquisition Date: 06/16/2020)	3,616,000	3,486,186
Bonanza Re 2020-2 Class A (T-Bill 3 Month + 4.870%), 12/23/2024 (b)(c)(d)(e) (Cost: $1,490,000; Original Acquisition Date: 12/15/2020)	1,490,000	1,250,780
Cape Lookout Re 2021-1 Class A (T-Bill 3 Month + 3.220%), 03/22/2024 (b)(c)(d)(e) (Cost: $1,977,127; Original Acquisition Date: 07/27/2022)	2,000,000	1,922,000
Cape Lookout Re 2023-1 Class A (T-Bill 3 Month + 6.500%), 04/28/2026 (b)(c)(d)(e) (Cost: $2,917,000; Original Acquisition Date: 04/14/2023)	2,917,000	2,915,542
Catahoula Re II 2022-1 Class A (T-Bill 3 Month + 9.500%), 06/16/2025 (b)(c)(d)(e) (Cost: $1,988,010; Original Acquisition Date: 09/02/2022)	2,000,000	1,834,200
Citrus Re 2023-1 Class A (T-Bill 3 Month + 6.750%) 06/07/2026 (b)(c)(d)(e)(f) (Cost: $1,009,000; Original Acquisition Date: 04/27/2023)	1,009,000	1,009,000
Citrus Re 2023-1 Class B (T-Bill 3 Month + 9.000%) 06/07/2026 (b)(c)(d)(e)(f) (Cost: $876,000; Original Acquisition Date: 04/27/2023)	876,000	876,000
Everglades II 2020-2 A (T-Bill 3 Month + 6.450%), 05/04/2023 (b)(c)(d)(e) (Cost: $1,649,000; Original Acquisition Date: 05/21/2020)	1,649,000	1,610,661
Everglades Re II 2021-1 Class A (T-Bill 3 Month + 5.660%), 05/14/2024 (b)(c)(d)(e) (Cost: $3,944,127; Original Acquisition Date: 07/11/2022)	4,100,000	3,784,095
Everglades Re II 2021-1 Class B (T-Bill 3 Month + 6.320%), 05/14/2024 (b)(c)(d)(e) (Cost: $961,570; Original Acquisition Date: 08/03/2022)	1,000,000	860,500
Everglades Re II 2021-2 Class A (T-Bill 3 Month + 5.900%), 05/14/2024 (b)(c)(d)(e) (Cost: $1,912,618; Original Acquisition Date: 08/09/2022)	2,000,000	1,838,400

	PRINCIPAL AMOUNT	VALUE
Windstorm - 5.2% (continued)
First Coast Re 2019-1 Class A (T-Bill 3 Month + 5.660%), 06/07/2023 (b)(c)(d)(e) (Cost: $506,000; Original Acquisition Date: 05/16/2019)	$506,000	$499,599
Gateway Re 2023-1 Class A (T-Bill 3 Month + 13.000%), 02/24/2026 (b)(c)(d)(e) (Cost: $2,215,000; Original Acquisition Date: 02/03/2023)	2,215,000	2,246,674
Gateway Re 2023-1 Class B (T-Bill 3 Month + 20.000%), 02/24/2026 (b)(c)(d)(e) (Cost: $479,000; Original Acquisition Date: 02/03/2023)	479,000	472,102
Gateway Re II 2023-1 Class A (T-Bill 3 Month + 9.500%), 04/27/2030 (b)(c)(d)(e) (Cost: $608,000; Original Acquisition Date: 04/13/2023)	608,000	607,696
Integrity Re 2020-1 Class A (3 Month Libor USD + 7.530%), 04/12/2028 (b)(c)(e)(f) (Cost: $2,061,000; Original Acquisition Date: 03/18/2020)	2,061,000	1,185,075
Integrity Re 2023-1 Class A (T-Bill 3 Month + 12.000%), 06/06/2025 (b)(c)(e) (Cost: $687,000; Original Acquisition Date: 03/23/2023)	687,000	685,557
Lightning Re 2023-1 Class A (T-Bill 3 Month + 11.000%), 03/31/2030 (b)(c)(d)(e) (Cost: $2,174,000; Original Acquisition Date: 03/20/2023)	2,174,000	2,201,066
Purple Re 2023-1 Class A (T-Bill 3 Month + 12.250%), 04/24/2030 (b)(c)(d)(e) (Cost: $959,000; Original Acquisition Date: 04/06/2023)	959,000	958,521

		50,249,667

		168,189,246

TOTAL EVENT LINKED BONDS (Cost $233,155,045)		207,389,753

QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 67.8%
PARTICIPATION NOTES - 1.0%
Global - 1.0%
Multiperil - 1.0%
Alturas Re 2019-1 Class A 03/31/2024 (b)(d)(e)(f)(i)(h) (Cost: $20,001; Original Acquisition Date: 12/20/2018)	20,001	—
Eden Re II 2020-1 Class B 03/22/2024 (b)(d)(e)(f)(i)(h) (Cost: $4,131,945; Original Acquisition Date: 12/26/2019)	4,131,944	998,486

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 1.0% (continued)
Eden Re II 2021-1 Class B 03/21/2025 (b)(d)(e)(f)(i)(h) (Cost: $1,872,290; Original Acquisition Date: 12/21/2020)	$1,872,290	$866,128
Eden Re II 2022-1 Class B 03/20/2026 (b)(d)(e)(f)(i)(h) (Cost: $1,000,000; Original Acquisition Date: 12/17/2021)	1,000,000	606,494
Eden Re II 2023-1 Class B 03/19/2027 (b)(d)(e)(f)(i)(h) (Cost: $2,000,000; Original Acquisition Date: 12/22/2022)	2,000,000	2,122,457
Limestone Re 2019-2 B 10/01/2023 (b)(d)(e)(f)(h) (Cost: $70,009; Original Acquisition Date: 06/25/2019)	70,009	—
Limestone Re 2020-1 A 03/01/2024 (b)(d)(e)(f)(h) (Cost: $5,447; Original Acquisition Date: 02/19/2021)	5,447	—
Sector Re V Series 9 Class A 03/01/2024 (b)(e)(f) (Cost: $3,113,464; Original Acquisition Date: 04/24/2019)	3,113,464	2,309,318
Sector Re V Series 9 Class B 03/01/2024 (b)(e)(f) (Cost: $1,739,789; Original Acquisition Date: 04/24/2019)	1,739,789	1,290,436
Sector Re V Series 9 Class D 12/01/2024 (b)(e)(f) (Cost: $9,218; Original Acquisition Date: 12/10/2019)	9,255	535,775
Sector Re V Series 9 Class G 03/01/2024 (b)(e)(f) (Cost: $23,759; Original Acquisition Date: 04/24/2019)	23,759	568,592
Sussex Re 2020-A 03/31/2024 (e)(f)(h) (Cost: $0; Original Acquisition Date: 01/22/2020)	100	4,339
Sussex Re 2021-A 12/31/2023 (b)(e)(f)(i)(h) (Cost: $234,008; Original Acquisition Date: 12/29/2020)	234,008	95,039
Sussex Re 2022-A 12/31/2023 (b)(e)(f)(i)(h) (Cost: $443,731; Original Acquisition Date: 01/05/2022)	443,731	292,043
Versutus 2018 A-5 06/30/2023 (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 12/15/2017)	—	217,802
Versutus 2019-B 03/31/2024 (b)(e)(f)(i)(h) (Cost: $1,750,336; Original Acquisition Date: 12/21/2018)	1,750,336	140,089

TOTAL PARTICIPATION NOTES (Cost $16,413,997)		10,046,998

	SHARES	VALUE
PREFERENCE SHARES - 66.7%
Global - 66.7%
Marine/Energy - 0.0%
Kauai (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $23,093,114; Original Acquisition Date: 01/07/2016)	51,394	$—

Multiperil - 66.7%
Arenal (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $30,883,178; Original Acquisition Date: 05/07/2015)	165,450	29,150,726
Baldwin (Horseshoe Re) (b)(e)(f)(i)(h) (Cost: $28,208,878; Original Acquisition Date: 01/04/2018)	1,328,746	—
Bowery (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $53,115,145; Original Acquisition Date: 09/29/2017)	200,075	47,981,427
Brighton (Horseshoe Re) (b)(e)(f)(i)(h) (Cost: $11,547,776; Original Acquisition Date: 06/12/2020)	1,022,526	10,926,506
Cardinal Re 2015-1 (b)(e)(f)(i)(h) (Cost: $10,365,470; Original Acquisition Date: 07/29/2015)	149	4,484,538
Carlsbad 2 (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $0; Original Acquisition Date: 04/28/2014)	190,319	50,143
Cumberland (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $26,255,826; Original Acquisition Date: 04/10/2015)	28,898	2,861,445
Cypress (Horseshoe Re) (b)(e)(f)(i)(h) (Cost: $9,312,250; Original Acquisition Date: 05/31/2017)	125,090,500	5,482,842
Emerald Lake (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $28,416,371; Original Acquisition Date: 12/16/2015)	504,899	185,063
Florblanca (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $13,846,199; Original Acquisition Date: 12/29/2016)	77,550	17,827,879
Freeport (Horseshoe Re) (b)(e)(f)(i)(h) (Cost: $25,260,535; Original Acquisition Date: 04/04/2018)	750,718	644,593
Harambee Re 2018 (b)(e)(f)(i)(h) (Cost: $0; Original Acquisition Date: 12/15/2017)	276	—
Harambee Re 2019 (b)(e)(f)(i)(h) (Cost: $1,971; Original Acquisition Date: 12/21/2018)	2,199	47,299
Hatteras (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $61,009,247; Original Acquisition Date: 12/30/2014)	58,673	34,806,473

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	SHARES	VALUE
Multiperil - 66.7% (continued)
Hudson Charles (Mt. Logan Re) (b)(e)(f)(i) (Cost: $12,736,141; Original Acquisition Date: 01/02/2014)	12,736	$12,282,086
Hudson Charles 2 (Mt. Logan Re) (b)(e)(f)(i) (Cost: $19,105,594; Original Acquisition Date: 03/31/2017)	19,106	17,494,723
Iseo (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $0; Original Acquisition Date: 09/08/2017)	183,543	—
Kensington (Horseshoe Re) (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 08/16/2018)	954,585	9,298,520
Latigo (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $22,184,853; Original Acquisition Date: 01/06/2014)	473	26,944,228
LRe 2019 (Lorenz Re Ltd.) (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 07/30/2019)	3	41,597
Mackinac (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $0; Original Acquisition Date: 02/05/2015)	55,584	6,098,978
Madison (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $37,681,678; Original Acquisition Date: 02/03/2020)	97,141	16,201,450
Mohonk (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $77,159,598; Original Acquisition Date: 12/24/2013)	103	64,997,940
Mulholland (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $6,360,011; Original Acquisition Date: 12/26/2013)	114	642,438
Pelham (Horseshoe Re) (b)(e)(f)(i)(h) (Cost: $21,129,518; Original Acquisition Date: 01/02/2018)	264,553	3,977,998
Peregrine LCA (b)(e)(f)(i)(h) (Cost: $61,094,981; Original Acquisition Date: 03/24/2017)	9,058,147	84,228,385
Rondout (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $65,118,951; Original Acquisition Date: 05/27/2016)	100,674	73,625,523
Sheepshead (Horseshoe Re) (b)(e)(f)(i)(h) (Cost: $8,474,162; Original Acquisition Date: 06/12/2020)	969,034	10,403,867
Skytop (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $0; Original Acquisition Date: 01/09/2014)	210	—
SR0001 (Horseshoe Re) (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 07/10/2015)	1,757	2,409

	SHARES	VALUE
Multiperil - 66.7% (continued)
St. Kevins (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $22,740,965; Original Acquisition Date: 12/29/2016)	42,944	$2,482,939
Sugarloaf (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $2,262,381; Original Acquisition Date: 01/12/2016)	19,288	402,118
Sussex Designated Investment Series (b)(e)(f)(i)(h) (Cost: $1,832,346; Original Acquisition Date: 01/22/2019)	4,790	238,897
Sussex Designated Investment Series Dec 19 (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 01/24/2020)	3,895	117,454
Sussex Designated Investment Series May 2019 (b)(e)(f)(i)(h) (Cost: $422,223; Original Acquisition Date: 06/20/2019)	1,378	75,045
Sutton (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $32,073,773; Original Acquisition Date: 03/24/2017)	42,693	410,644
Thopas Re 2019 (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 12/21/2018)	249	—
Viribus Re 2018 (b)(e)(f)(i)(h) (Cost: $0; Original Acquisition Date: 12/22/2017)	265,173	7,509
Viribus Re 2019 (b)(e)(f)(i)(h) (Cost: $539,626; Original Acquisition Date: 10/23/2020)	526,336	1,161
Windsor (Horseshoe Re) (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 12/29/2017)	1,230,204	1,100,340
Woodside (Horseshoe Re) (b)(e)(f)(i)(h) (Cost: $12,637,535; Original Acquisition Date: 06/12/2020)	1,012,875	10,815,576
Yellowstone (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $0; Original Acquisition Date: 01/08/2014)	100	—
Yoho (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $51,579,105; Original Acquisition Date: 05/17/2016)	357,363	11,608,225
Yorkville (Artex Segregated Account Company) (b)(e)(f)(i)(h) (Cost: $95,132,000; Original Acquisition Date: 05/31/2019)	143,394	129,165,649

		637,114,633

UNITED STATES - 0.0% (a)
Multiperil - 0.0%
SR0005 (Horseshoe Re) (b)(e)(f)(i)(h) (Cost: $6,360,627; Original Acquisition Date: 04/15/2016)	6,966,774	—

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	SHARES	VALUE
Windstorm - 0.0% (a)
Riverdale (Horseshoe Re) (b)(e)(f)(i)(h) (Cost: $11,448,123; Original Acquisition Date: 06/10/2020)	251,610	$—
SR0006 (Horseshoe Re) (b)(e)(f)(i)(h) (Cost: $2,470,449; Original Acquisition Date: 08/09/2016)	39,381,541	232,036

		232,036

TOTAL PREFERENCE SHARES (Cost $891,860,600)		637,346,669

PRIVATE FUND UNITS - 0.1%
Global - 0.1%
Multiperil - 0.1%
Aeolus Property Catastrophe J19 Keystone Fund (b)(e)(f)(i)(h) (Cost: $103; Original Acquisition Date: 01/14/2019)	—	48,999
Aeolus Property Catastrophe MY17 Keystone Fund (b)(e)(f)(i)(h) (Cost: $1,650,221; Original Acquisition Date: 07/06/2017)	1,650	282,336
Aeolus Property Catastrophe MY18 Keystone Fund (b)(e)(f)(i)(h) (Cost: $455,276; Original Acquisition Date: 07/17/2018)	455	346,151

TOTAL PRIVATE FUND UNITS (Cost $2,105,600)		677,486

TOTAL QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $910,380,197)		648,071,153

LIMITED LIABILITY PARTNERSHIP - 0.0%
Operating Companies - 0.0%
Global - 0.0%
Multiperil - 0.0%
Point Dume LLP (f)(i)(h)(j)		—

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $30,455,801)		—

SHORT-TERM INVESTMENTS - 5.5%
Money Market Fund - 5.5%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 4.73% (k)	26,341,658	26,341,658
First American Government Obligations Fund - Class Z - 4.73% (k)	1,036	1,036
First American Treasury Obligations Fund - Class Z - 4.76% (k)	1,036	1,036
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 4.78% (k)	26,342,695	26,342,695

	SHARES	VALUE
Money Market Fund - 5.5% (continued)
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 4.77% (k)	1,036	$1,036

TOTAL SHORT-TERM INVESTMENTS (Cost $52,687,461)		52,687,461

TOTAL INVESTMENTS (Cost $1,226,678,504) - 95.0%		908,148,367

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%		47,365,856

TOTAL NET ASSETS - 100.0%		$955,514,223

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)

Foreign issued security. Total foreign securities by country of domicile are $855,456,567. Foreign concentration is as follows: Bermuda: 83.6%, Singapore: 1.9%, Cayman Islands: 1.7%, Supranational: 1.0%, Ireland: 0.8%, and Great Britain: 0.5%.

(c)

Variable rate security. Reference rates as of April 30, 2023 are as follows: Secured Overnight Financing Rate (SOFR) 4.81%, 3 Month Euribor 3.27%, T-Bill 3 Month 5.06%, 3 Month Libor 5.34% and 1 Month Libor 5.09%. Actual reference rates may vary based on the reset date of the security.

(d)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2023 was $203,286,939, which represented 21.3% of net assets.

(e)	Security is restricted as to resale.
(f)	Value determined using significant unobservable inputs.
(g)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(h)

Security is fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $613,590,223, which represents 64.2% of net assets.

(i)	Non-income producing security.
(j)

The partnership is a member of the Lloyd’s of London marketplace through which it may generate profits from participations in the insurance or reinsurance of activities of certain underwriters. Members are required to post collateral for potential losses, which is in the form of a trust deed and is included on the consolidated Statement of Assets and Liabilities.

(k)	Rate shown is the 7-day effective yield.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Statement of Assets and Liabilities	April 30, 2023 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

ASSETS:
Investments, at fair value(1)	$908,148,367
Foreign currencies at custodian, at value(2)	17,543
Receivable for fund shares sold	363,926
Interest receivable	4,585,996
Collateral held for LLP(3)	51,404,903
Other assets	18,843

Total assets	964,539,578

LIABILITIES:
Payable to Adviser	1,540,599
Payable for investment securities purchased	5,659,000
Payable for Chief Compliance Officer compensation	4,540
Payable to Trustees	27,395
Accrued service fees	38,515
Accrued distribution and servicing fees	38,515
Accrued accounting and administration fees	387,333
Accrued audit fees	593,285
Payable to Custodian	39,337
Other accrued expenses	696,836

Total liabilities	9,025,355

Total net assets	$955,514,223

NET ASSETS CONSIST OF:
Capital stock	$2,046,118,219
Total distributable loss	(1,090,603,996)

Total net assets	$955,514,223

Net Assets	$955,514,223
Shares outstanding	21,786,370
Net asset value, offering and redemption price per share	$43.86

(1) Cost of Investments	$1,226,678,504
(2) Cost of Foreign Currencies	16,786
(3) Represents cash pledged as collateral for Point Dume LLP. The cash pledged as collateral is restricted as to withdrawal or use under the terms of a contractual agreement.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Statement of Operations	For the Period Ended April 30, 2023 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

INVESTMENT INCOME:
Interest income	$18,189,953
Dividend income	4,710,214

Total investment income	22,900,167

EXPENSES:
Advisory fees (See Note 4)	9,695,701
Fund accounting and administration fees	509,376
Audit and tax related fees	301,594
Distribution and service fees	252,124
Service fees	252,124
Transfer agency fees and expenses	235,522
Legal fees	106,898
Trustees fees and expenses	76,118
Custody fees	33,548
Chief Compliance Officer compensation	29,544
Federal and state registration fees	20,073
Other expenses	451,810

Total expenses	11,964,432

Net investment income	10,935,735

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,370,574
Foreign currency	362
Net change in unrealized appreciation on:
Investments	126,729,901
Foreign currency	776

Net realized and unrealized gain	128,101,613

Net increase in net assets resulting from operations	$139,037,348

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Statement of Changes in Net Assets

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PERIOD ENDED APRIL 30, 2023 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2022

OPERATIONS:
Net investment income	$10,935,735	$12,293,850
Net realized gain (loss) on:
Investments	1,370,574	(48,046,583)
Foreign currency	362	31,754
Net change in unrealized appreciation (depreciation) on:
Investments	126,729,901	74,575,222
Foreign currency	776	417
Net increase in net assets resulting from operations	139,037,348	38,854,660

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	—	—
Total distributions	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	41,480,176	45,469,147
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(230,527,233)	(737,480,510)
Net decrease in net assets from capital share transactions	(189,047,057)	(692,011,363)
Total decrease in net assets	(50,009,709)	(653,156,703)

NET ASSETS:
Beginning of year	1,005,523,932	1,658,680,635

End of year	$955,514,223	$1,005,523,932

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Statement of Cash Flows	For Period Ended April 30, 2023 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$139,037,348
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net realized and unrealized gain on investments	(128,100,475)
Amortization and accretion of premium & discount	(1,772,155)
Changes in assets and liabilities:
Foreign currencies	(9,997)
Interest receivable	(1,721,014)
Payable to Adviser	(144,321)
Payable to Custodian	15,979
Payable to Trustees	6,757
Accrued distribution and servicing fees	(3,608)
Accrued service fees	(3,608)
Payable for Chief Compliance Officer compensation	(456)
Accrued accounting fees	122,750
Accrued audit fees	63,706
Other accrued expenses	142,099
Other assets	113,524
Purchases of investments	(31,847,051)
Proceeds from sale of investments	74,448,400
Proceeds from cost adjustments	104,878,113
Net purchases and sales of short-term investments	19,579,949
Net cash provided by operating activities	174,805,940

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	41,199,990
Payment on shares redeemed	(230,527,233)
Net cash used in financing activities	(189,327,243)
Net decrease in cash and restricted cash	(14,521,303)
Cash and restricted cash, beginning of year	65,926,206
Cash and restricted cash, end of year	$51,404,903

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Financial Highlights

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PERIOD ENDED APRIL 30, 2023 (UNAUDITED)		YEAR ENDED OCTOBER 31, 2022	YEAR ENDED OCTOBER 31, 2021	YEAR ENDED OCTOBER 31, 2020(1)	YEAR ENDED OCTOBER 31, 2019	YEAR ENDED OCTOBER 31, 2018

Per Share Data:
Net asset value, beginning of period	$38.17		$37.82	$40.84	$41.15	$45.90	$45.90
Income (loss) from investment operations
Net investment income (loss)(2)	0.46		0.37	0.54	0.21	— (3)	(0.05)
Net realized and unrealized gains (losses)	5.23		(0.02)	(2.59)	0.04 (4)	(3.80)	0.10

Total from investment operations	5.69		0.35	(2.05)	0.25	(3.80)	0.05

Less distributions to shareholders
Dividends from net realized gains	—		—	—	—	—	(0.05)
Dividends from net investment income	—		—	(0.97)	(0.56)	(0.95)	—

Total distributions	—		—	(0.97)	(0.56)	(0.95)	(0.05)

Net asset value, end of period	$43.86		$38.17	$37.82	$40.84	$41.15	$45.90

Total return(5)	14.91	%(6)	0.93%	(5.18)%	0.67%	(8.30)%	0.10%

Supplemental Data and Ratios:
Net assets, end of period (000s)	$955,514		$1,005,524	$1,658,681	$2,818,599	$4,614,798	$5,975,742
Ratio of expenses to average net assets	2.47	%(7)	2.45%	2.36%	2.35%	2.24%	2.27%
Ratio of net investment income (loss) to average net assets	2.26	%(7)	0.95%	1.34%	0.52%	(0.01)%	(0.12)%
Portfolio turnover rate	4.28	%(6)	6.54%	1.49%	32.67%	16.11%	15.45%

(1)	Effective July 31, 2020, the Fund effected a 1:5 reverse stock split. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Rounds to zero.
(4)	The amount of net realized and unrealized gain per share does not correspond with the net realized and unrealized loss reported within the Statement of Changes due to the timing of capital share transactions and fluctuating market values.
(5)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(6)	Not annualized.
(7)	Annualized.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Consolidated Financial Statements	April 30, 2023 (Unaudited)

1. Organization

Stone Ridge Trust II (the “Trust”) was organized as a Delaware statutory trust on July 17, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously-offered diversified closed-end management investment company issuing shares. As of April 30, 2023, the Trust consisted of one series: the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”). The Fund commenced operations on December 9, 2013. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.05% fee paid pursuant to the Distribution and Servicing Plan (as discussed below), a 0.05% fee paid pursuant to the Services Agreement (as discussed below), and no repurchase fee. The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares.

The Fund has an interval fund structure pursuant to which the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”) subject to approval of the Board of Trustees (the “Board”). In all cases, such repurchase offers will be for at least 5% and not more than 25% of the Fund’s outstanding shares. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of its outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. If the repurchase offer is oversubscribed, the Fund may, in its sole discretion, repurchase an additional number of shares not to exceed 2% of the shares outstanding on the repurchase request deadline. Notwithstanding the foregoing, under certain circumstances, the Fund may, in its discretion, accept shares tendered by shareholders who own fewer than 100 shares and tender all of their shares for repurchase in a repurchase offer. In that case, these shares would be accepted before prorating the shares tendered by other shareholders. In addition, if a repurchase offer is oversubscribed, the Fund will repurchase additional shares in an amount determined by the Board that are tendered by an estate (an “Estate Offer”). If an Estate Offer is oversubscribed, the Fund will repurchase such shares on a pro rata basis. In addition, if a repurchase offer is oversubscribed, the Fund will repurchase additional shares that are tendered by (i) a trust that funds a tax-qualified defined benefit plan that has terminated or that the sponsor or governing body of such plan has voted to terminate or (ii) a limited liability company that is owned by one or more such trusts (the “Defined Benefit Plan Offer”). A “tax-qualified defined benefit plan” means a defined benefit plan that is qualified under section 401(a) of the Internal Revenue Code of 1986, as amended (for example, a corporate defined benefit pension plan or a defined benefit Keogh plan). It does not include, among other things, any defined contribution plan, 401(k) plan or individual retirement account (IRA). If the Defined Benefit Plan Offer is oversubscribed, the Fund will repurchase such shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to repurchase all of the shares tendered in an Estate Offer or a Defined Benefit Plan Offer. If the Fund repurchases any shares pursuant to an Estate Offer or a Defined Benefit Plan Offer, this will not affect the number of shares that it repurchases from other shareholders in the quarterly repurchase offers. The Fund’s shares are not listed, and the Fund does not currently intend to list its shares for trading on any national securities exchange. The shares are therefore illiquid. Even though the Fund makes quarterly repurchase offers to repurchase a portion of the shares to provide liquidity to shareholders, shareholders should consider the shares to be illiquid. There is not expected to be any secondary trading market in the shares.

The Fund’s investment objective is to achieve long-term capital appreciation. The Fund pursues its investment objective by investing primarily in reinsurance-related securities, including event-linked bonds, preference shares or participation notes issued in connection with quota shares (“Quota Share Notes”), and, to a lesser extent, preference shares or participation notes issued in connection with industry loss warranties (“ILW Notes”), event-linked swaps, equity securities (publicly or privately offered) or the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”).

The consolidated financial statements include the accounts of Stone Ridge Reinsurance Risk Premium Interval Sub Fund Ltd and Point Dume Holdings Ltd (each a “Subsidiary”), each of which is a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. Each Subsidiary acts as an investment vehicle in order to invest in derivative or insurance-related instruments consistent with the Fund’s investment objectives and policies. As of April 30, 2023, Point Dume Holdings Ltd.’s net assets were $52,817,978, which represented 5.53% of the Fund’s net assets. Stone Ridge Reinsurance Risk Premium Interval Sub Fund Ltd was dissolved on March 31, 2022.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Consolidated Financial Statements	April 30, 2023 (Unaudited)

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services–Investment Companies.

(a) Investment Valuation and Fair Value Measurement. The Board has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Fund typically utilizes an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Other insurance-linked securities are valued using an insurance industry model pursuant to procedures approved by the Board of Trustees.

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in investment companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the NAV per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Consolidated Financial Statements	April 30, 2023 (Unaudited)

Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Consolidated Financial Statements	April 30, 2023 (Unaudited)

There were transfers between Level 2 and Level 3 during the reporting period. The transfers from Level 2 to Level 3 occurred because there was no longer observable market data for these securities as of April 30, 2023. The transfers from Level 3 to Level 2 occurred because previously unobservable market data became available as of April 30, 2023. The following table summarizes the inputs used to value the Fund’s investments as of April 30, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Chile	$—	$2,038,676	$—	$2,038,676
Europe	—	349,311	—	349,311
Global(1)	—	27,537,123	—	27,537,123
Japan	—	1,664,645	—	1,664,645
Mexico	—	7,610,752	—	7,610,752
United States(1)	—	148,452,485	19,736,761	168,189,246
Total Event-Linked Bonds	—	187,652,992	19,736,761	207,389,753
Participation Notes(1)(2)			10,046,998	10,046,998
Preference Shares
Global	—	—	637,114,633	637,114,633
United States	—	—	232,036	232,036
Total Preference Shares	—	—	637,346,669	637,346,669
Private Fund Units(2)	—	—	677,486	677,486
Limited Liability Partnership(1)(2)	—	—	—	—
Money Market Funds	52,687,461	—	—	52,687,461

Total Assets	$52,687,461	$187,652,992	$667,807,914	$908,148,367

(1)	Includes Level 3 investments with a value of zero.
(2)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended April 30, 2023:

	EVENT- LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES	PRIVATE FUND UNITS	LIMITED LIABILITY PARTNERSHIP
Beginning Balance—November 1, 2022	$3,787,492	$18,717,732	$638,283,711	$1,382,934	$—
Acquisitions	1,885,000	2,904,646	—	—	1,463,576
Dispositions	(1,241,504)	(7,813,629)	(20,178,816)	(1,020,181)	—
Realized gain (loss)	(429,725)	(2,302,634)	4,473,804	(347,110)	—
Return of capital	—	(1,880,024)	(104,461,665)	—	—
Change in unrealized appreciation/ (depreciation)	1,703,052	420,907	119,229,635	661,843	(1,463,576)
Transfers out of Level 3	(1,250,780)	—	—	—	—
Transfers into Level 3	15,283,226	—	—	—	—
Ending Balance—April 30, 2023	$19,736,761	$10,046,998	$637,346,669	$677,486	$—

As of April 30, 2023, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $(155,623) for Event-Linked Bonds, $(640,994) for Participation Notes, $119,229,635 for Preference Shares, $(15,625) for Private Fund Units, and $(1,463,576) for Limited Liability Partnerships.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Consolidated Financial Statements	April 30, 2023 (Unaudited)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2023.

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/23	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE (1)
Event-Linked Bonds	Financial Services	$—	Insurance industry model	Estimated losses: Estimated premiums earned:	$2.2MM-$2.2MM $2.0MM-$2.0MM	$0.0MM $0.0MM

Participation Notes	Financial Services	$5,342,877	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.0MM-$11.5MM $0.2MM-$8.9MM	$3.5MM $3.1MM

Preference Shares	Financial Services	$607,569,860	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.0MM-$283.9MM $0.0MM-$451.6MM	$18.7MM $39.8MM

Private Fund Units	Financial Services	$677,486	Insurance industry model	Estimated losses: Estimated premiums earned:	$1.1MM-$28.8MM $9.4MM-$10.7MM	$16.8MM $10.0MM

Limited Liability Partnership	Financial Services	$—	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.0MM-$59.6MM $0.0MM-$62.1MM	$27.8MM $32.6MM

(1)	Weighed by relative fair value.

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board of Trustees and have a value equal to $19,736,761 for Event-Linked Bonds, $4,704,121 for Participation Notes, and $29,776,809 for Preference Shares.

Derivative Transactions — The Fund did not engage in derivatives for hedging and speculative purposes during the period ended April 30, 2023.

Futures Contracts — The Fund may purchase and sell futures contracts. The Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund did not hold futures contracts during the period ended April 30, 2023.

Options — The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. The Fund may write put and call options to earn premium income, but the Fund did not write call or put options during the period ended April 30, 2023. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Consolidated Financial Statements	April 30, 2023 (Unaudited)

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during or at the expiration of the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices (including weather indices) are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

Excess Mortality Swaps – The Fund may enter into excess mortality swaps in order to gain exposure to reinsurance-related risks tied to population mortality experience. In an excess mortality swap, the protection buyer pays periodic premiums in exchange for a potential payment from the seller of protection if the specified mortality index exceeds a set value during an agreed upon period. During the period ended, April 30, 2023 the fund had no exposure to excess mortality swaps.

(b) Use of Estimates. The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(c) Offsetting on the Consolidated Statement of Assets and Liabilities. Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Consolidated Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities”, specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

As of April 30, 2023, the Fund is not subject to any Master Netting Arrangements.

(d) Indemnifications. In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(e) Federal Income Taxes. The Fund qualifies and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As a RIC, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Event-Linked Bonds. Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Fund may lose all or a portion of its principal and forgo additional interest.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Consolidated Financial Statements	April 30, 2023 (Unaudited)

In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the Fund holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments. The Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.

(g) Quota Share Notes. Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as a holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(h) ILW Notes. ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The Fund, as a holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event. During the period ended April 30, 2023 the Fund had no exposure to ILW Notes.

(i) Distributions to Shareholders. The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(j) Foreign Securities and Currency Transactions. The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities. Accordingly, the Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Fund’s investments will consist primarily of event-linked bonds, Quota Share Notes, and ILW Notes that provide the Fund with contractual rights

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Consolidated Financial Statements	April 30, 2023 (Unaudited)

under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Fund’s investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

(k) Other. Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(l) Restricted Securities. The Fund may invest a substantial portion of its assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

(m) New Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in December 2022, the FASB issued Accounting Standards Update 2022-06, Reference Rate Reform (Topic 848), Deferral of the Sunset Date of Topic 848: Scope (“ASU 2022-06), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2022-06 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2024. Management is also actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within regulatory deadlines.

(n) Market Volatility. The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issues, recessions, bank failures and receiverships, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Adviser to invest the Fund’s assets as intended.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made because the Fund intends to be taxed as a RIC and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the fiscal year ended October 31, 2022, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	TOTAL DISTRIBUTABLE EARNINGS/(LOSS)	PAID IN CAPITAL
Reinsurance Risk Premium Interval Fund	$12,172,076	$(12,172,076)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Consolidated Financial Statements	April 30, 2023 (Unaudited)

These differences primarily relate to investments in controlled foreign corporations, net operating losses disallowed for tax purposes and taxable distributions in excess made by the Fund.

As of October 31, 2022, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of investments	$1,568,272,965
Unrealized appreciation	39,018,486
Unrealized depreciation	(586,731,035)
Net unrealized appreciation (depreciation)	(547,712,549)
Undistributed ordinary income	—
Undistributed long-term gains/(capital loss carryover)	(684,068,216)
Distributable loss	(684,068,216)
Other accumulated earnings	2,139,421
Total accumulated loss	$(1,229,641,344)

The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to mark-to-market adjustments of passive foreign investment companies, basis adjustments on investments in controlled foreign corporations and subsidiaries, and differences in amortization of interest income between book and tax.

The tax character of distributions paid during the year ended October 31, 2022 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	FOREIGN TAX CREDIT	RETURN OF CAPITAL	TOTAL
Reinsurance Risk Premium Interval Fund	$—	$—	$—	$—	$—

The tax character of distributions paid during the year ended October 31, 2021 was as follows:
	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	FOREIGN TAX CREDIT	RETURN OF CAPITAL	TOTAL
Reinsurance Risk Premium Interval Fund	$63,000,001	$—	$—	$—	$63,000,001

At October 31, 2022 the Fund had tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
Reinsurance Risk Premium Interval Fund	$(25,524,909)	$(658,543,307)	$(684,068,216)

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2022, or for any other tax years which are open for exam. As of October 31, 2022, open tax years include the periods ended October 31, 2020, 2021 and 2022. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the year, the Fund did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement. The Adviser is the investment adviser of the Fund and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund.

As compensation for its services, the Adviser is paid by the Fund a fee, computed daily and paid monthly in arrears at an annual rate of 2.00% of the Fund’s average daily net assets.

(b) Custodian, Administrator, and Transfer Agent. The custodian to the Fund is U.S. Bank, N.A. The administrator and transfer agent to the Fund is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, an affiliate of U.S. Bank, N.A.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Consolidated Financial Statements	April 30, 2023 (Unaudited)

(c) Distributor. ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.

5. Services Agreement

Servicing fees and distribution fees may be paid pursuant to a Distribution and Servicing Plan dated as of March 1, 2018 at the maximum annual rate of 0.05% and servicing fees may be paid pursuant to an amended and restated Services Agreement between the Fund and the Adviser dated as of March 1, 2018, under which the Fund has appointed the Adviser as “servicing agent” to compensate financial intermediaries at an annual rate of 0.05%, in each case, calculated as a percentage of the Fund’s average daily net assets. These fees are paid out of the Fund’s assets on an ongoing basis and may be administered or facilitated by the Distributor. Intermediaries generally receive payments pursuant to both the Distribution and Servicing Plan and the Services Agreement. The Adviser performs certain services and incurs certain expenses through its employees who are registered representatives of a broker-dealer with respect to the promotion of the Fund’s Shares and the Adviser also performs certain services in connection with the servicing of shareholders. If amounts remain from the servicing fees and/or any distribution fees after the intermediaries have been paid, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears. The Distributor does not retain any portion of any servicing fees or distribution fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the Services Agreement or the Distribution and Servicing Plan, the Fund will bear such expenses.

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.

7. Investment Transactions

For the period ended April 30, 2023, aggregate purchases and sales of securities (excluding short-term securities) by the Fund were $36,125,100 and $74,446,295, respectively. The Fund did not have any purchases or sales of long-term U.S. government securities during the period ended April 30, 2023.

8. Capital Share Transactions

	PERIOD ENDED APRIL 30, 2023	YEAR ENDED OCTOBER 31, 2022
Shares sold	1,000,955	1,167,545
Shares issued to holders in reinvestment of dividends	—	—
Shares repurchased	(5,557,228)	(18,682,665)
Net decrease in shares	(4,556,273)	(17,515,120)
Shares outstanding:
Beginning of year	26,342,643	43,857,763
End of year	21,786,370	26,342,643

The shares repurchased were done so in accordance with Section 23(c) of the 1940 Act as follows:

REPURCHASE REQUEST DEADLINE	REPURCHASE OFFER AMOUNT (SHARES)	SHARES TENDERED
December 3, 2021(1)	3,302,110	4,157,816
February 25, 2022(1)	9,060,347	9,070,653
May 20, 2022(1)	1,887,691	2,212,754
August 19, 2022(1)	2,940,806	3,241,442
December 2, 2022(1)	1,983,804	2,521,330
February 24, 2023	4,407,029	3,035,898

(1)

In connection with the repurchase request deadline on December 3, 2021, February 25, 2022, May 20, 2022, August 19, 2022 and December 2, 2022 the Fund repurchased an additional amount, 1.9%, 0.0%, 1.0%, 1.0% and 2.0%, respectively, of the shares outstanding on the repurchase request deadline, in order to accommodate shareholder repurchasing requests.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Consolidated Financial Statements	April 30, 2023 (Unaudited)

9. Line of Credit

As of April 30, 2023, the Fund had an uncommitted, unsecured line of credit (the “Line”) with U.S. Bank National Association. The Line is for liquidity in connection with shareholder redemptions and portfolio timing differences. The Line has a maximum withdrawal capacity of the lesser of 10% of the aggregate fair market value of the sum of the assets held in the custody and corporate trust accounts at U.S. Bank National Association at the time of any new borrowing for any period after the new borrowing or $125,000,000. Amounts outstanding under the Line can exceed 10% (up to 15%) of the aggregate fair market value of assets if such excess is not due to a new borrowing request, provided that any subsequent borrowing request cannot result in amounts outstanding to exceed the original 10% threshold. The Line has a maturity date of March 1, 2024 and is reviewed annually by the Board of Trustees. During the period ended April 30, 2023, the Fund did not borrow from the Line.

10. Subsequent Events Evaluation

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 through April 30, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2022	ENDING ACCOUNT VALUE APRIL 30, 2023	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2022 – APRIL 30, 2023
Actual	$1,000.00	$1,149.10	$13.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.55	$12.33

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.47%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the fiscal year ended October 31, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2022 was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

The percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal period ended October 31, 2022 was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

The percentage of taxable ordinary income distributions designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for the fiscal period ended October 31, 2022 was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

Shareholders should not use the above information to prepare their tax returns. Since the Fund’s fiscal year is not the calendar year, another notification is available with respect to calendar year 2022. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, was made in conjunction with shareholders’ year-end tax reporting and was made available in February 2023. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

2. Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request, by calling 1.855.609.3680.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Investment Adviser

Stone Ridge Asset Management, LLC

One Vanderbilt Avenue, 65th Floor

New York, NY 10017

Independent Registered Public Accounting Firm

Ernst & Young LLP

700 Nicollet Mall, Suite 500

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

This report has been prepared for shareholders and must be preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ investment objectives, risks, experience of its management and other information.

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	YQSEMI

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s President and Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Filed herewith.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust II

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 7/7/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 7/7/23

By (Signature and Title) /s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date 7/7/23